Taxes - Deferred income tax (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes.
Opening balance	$ (1,301,790)	$ (86,856)
Deferred tax recognized in profit or loss	(3,254,360)	1,351,403	$ (2,162,575)
Increase due to business combination	0		96,767
Deferred tax recognized in other comprehensive income	4,259,216	(3,726,415)	4,769,474
Other	0	0	(24,132)
Foreign currency translation	216,771	1,160,078	(940,785)
Closing balance	$ (80,163)	$ (1,301,790)	$ (86,856)